Basis of preparation and accounting policies - Various accounting policies (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Basis of preparation and accounting policies [Abstract]
Profit before tax attributable to shareholders' returns		$ 4,941	$ 2,953	$ 2,097
Profit on ordinary activities before tax	[1]	$ 5,121	$ 3,239	$ 2,272

[1]	Note
This measure is the formal profit before tax measure under IFRS. It is not the result attributable to shareholders principally because total corporate tax of the
Group includes those taxes on the income of consolidated with-profits and unit-linked funds that, through adjustments to benefits, are borne by policyholders.
These amounts are required to be included in the tax charge under IAS 12. Consequently, the profit before tax measure is not representative of pre-tax profit attributable to shareholders.